Quarterly Financial Information	12 Months Ended
Dec. 31, 2022
Southern Airways Corporation
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Quarterly Financial Information
Note 20. Quarterly Financial Information (unaudited)
As noted in Note 1, the Company has revised its previously issued financial statements, and related footnote disclosures, as of December 31, 2022 and 2021, and for the years then ended, to correct an error related to the revenue recognition associated with prepaid passenger ticket deposits. The Company has evaluated this error and determined that the impact to the previously issued financial statements was not material, however, the Company will also revise its unaudited condensed consolidated financial statements, and related footnote disclosures, for the six months ended June 30, 2022 and 2021 and as of June 30, 2022.
The following table presents the effects of the revision on the Company’s previously issued unaudited condensed consolidated statement of operations for the six months ended June 30, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Revenues	$36,521	$(166)	$36,355
Operating loss	(1,631)	(166)	(1,797)
Loss before income taxes	(2,165)	(166)	(2,331)
Net loss including noncontrolling interest	(2,171)	(166)	(2,337)
Net loss attributable to common shareholders	(2,171)	(166)	(2,337)
The following table presents the effect of the revision on the Company’s previously issued unaudited condensed consolidated balance sheet as of June 30, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Deferred Revenue	$5,945	$774	$6,719
Current liabilities	18,546	774	19,320
Total liabilities	49,829	774	50,603
Accumulated deficit	(7,670)	(774)	(8,444)
Total stockholders’ equity	(1,902)	(774)	(2,676)
The following table presents the effect of the revision on the Company’s previously issued unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2022 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Net income (loss) including noncontrolling interests	$(2,171)	$(166)	$(2,337)
Deferred Revenue	1,913	166	2,079
Cash Flows from operating activities	427	—	427
The following table presents the effects of the revision on the Company’s previously issued unaudited condensed consolidated statement of operations for the six months ended June 30, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Revenues	$24,645	$(9)	$24,636
Operating income	9,044	(9)	9,035
Income before income taxes	8,725	(9)	8,716
Net loss including noncontrolling interest	8,396	(9)	8,387
Net loss attributable to common shareholders	8,396	(9)	8,387

The following table presents the effect of the revision on the Company’s previously issued unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2021 (
in thousands
):

	As Previously Reported	Adjustment	As Revised
Net income (loss) including noncontrolling interests	$8,396	$(9)	$8,387
Deferred Revenue	2,603	9	2,612
Cash flows from operating activities	10,979	—	10,979